Other employee benefits (Tables)	12 Months Ended
Dec. 31, 2019
Other Employee Benefits [Abstract]
Disclosure of detailed information about other employee benefit plans [Table Text Block]
	Year ended
	Dec. 31, 2019	Dec. 31, 2018
Opening defined benefit obligation	$93,528	$107,829
Current service cost[1]	3,060	3,455
Past service cost	-	255
Interest cost	3,600	3,683
Effects of movements in exchange rates	4,864	(8,587)
Remeasurement actuarial (gains)/losses:
Arising from changes in demographic assumptions	-	(9,996)
Arising from changes in financial assumptions	14,094	2,809
Arising from experience adjustments	87	(3,472)
Benefits paid	(2,537)	(2,448)
Closing defined benefit obligation	$116,696	$93,528

[1] Includes remeasurement of other long term employee benefits

Disclosure of detailed information about other employee benefit plans, balance by member group [Table Text Block]
	Dec. 31, 2019	Dec. 31, 2018
Active members	$60,801	$47,249
Inactive members	55,895	46,279
Closing defined benefit obligation	$116,696	$93,528

Disclosure of detailed information about changes in fair value of assets of other employee benefits plan [Table Text Block]
	Dec. 31, 2019	Dec. 31, 2018
Employer contributions	$2,537	$2,448
Benefits paid	(2,537)	(2,448)
Closing fair value of assets	$-	$-

Disclosure of detailed information about net benefit liability for other employee benefits [Table Text Block]
	Dec. 31, 2019	Dec. 31, 2018
Unfunded benefit obligation	$116,696	$93,528
Vacation accrual and other - non-current	2,888	2,664
Net liability	$119,584	$96,192

Disclosure of detailed information about other employee benefits plan [Table Text Block]
	Dec. 31, 2019	Dec. 31, 2018
Other employee benefits liability - current (note 14)	$2,806	$2,564
Other employee benefits liability - non-current	116,778	93,628
Net liability	$119,584	$96,192

Disclosure of detailed information about employee future benefit expense [Table Text Block]
	Dec. 31, 2019	Dec. 31, 2018
Current service cost [1]	$3,060	$3,710
Net interest cost	3,600	3,683
Components recognized in consolidated income statements	$6,660	$7,393

[1] Includes remeasurement of other long term employee benefit

Disclosure of detailed information about remeasurement of other long term employee benefits [Table Text Block]
	Dec. 31, 2019	Dec. 31, 2018
Remeasurement on the net defined benefit liability:
Actuarial (gains)/losses arising from changes in demographic assumptions	$-	$(9,996)
Actuarial (gains)/losses arising from changes in financial assumptions	14,094	2,809
Actuarial gains arising from changes experience adjustments	87	(3,472)
Components recognized in statements of comprehensive income	$14,181	$(10,659)

Total other employee future benefit cost	$20,841	$(3,266)

Disclosure of detailed information about other employee benefit plan, assumptions used [Table Text Block]
	Dec. 31, 2019	Dec. 31, 2018
Defined benefit cost:
Discount rate	3.88%	3.64%
Initial weighted average health care trend rate	5.74%	5.97%
Ultimate weighted average health care trend rate	4.00%	4.00%
Average longevity at retirement age for current pensioners (years)[1] :
Males	21.1	21.0
Females	23.9	23.7

	Dec. 31, 2019	Dec. 31, 2018
Defined benefit obligation:
Discount rate	3.17%	3.88%
Initial weighted average health care trend rate	5.68%	5.74%
Ultimate weighted average health care trend rate	4.00%	4.00%
Average longevity at retirement age for current pensioners (years)[1] :
Males	21.2	21.1
Females	23.9	23.9
Average longevity at retirement age for current employees (future pensioners) (years)[1] :
Males	23.1	23.0
Females	25.6	25.6

1 CPM2014 Priv with CPM-B projection scale